Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Net revenues	$ 2,440,801	$ 3,257,332	$ 9,413,457	$ 12,127,135	$ 14,916,422	$ 10,333,558
Cost of net revenues	1,319,214	1,554,044	5,012,457	6,094,532	8,372,642	6,789,314
Gross profit	1,121,587	1,703,288	4,401,000	6,032,603	6,543,780	3,544,244
Operating expenses:
General and administrative	2,429,040	3,735,527	6,347,460	12,115,590	14,299,389	14,067,681
Sales and marketing	655,833	1,151,377	1,979,173	3,188,054	4,035,835	4,018,985
Distribution	180,879	238,546	745,412	750,945	1,002,343	611,569
Impairment of intangible assets	600,000		600,000
Impairment						5,503,095
Change in fair value of contingent consideration				(10,698,475)	(10,698,475)	564,303
Total operating expenses	3,865,752	5,125,450	9,672,045	5,356,114	8,639,092	24,765,633
Income (loss) from operations	(2,744,165)	(3,422,162)	(5,271,045)	676,489	(2,095,312)	(21,221,389)
Other income (expense):
Interest expense	(742,557)	(1,956,080)	(2,487,172)	(4,907,567)	(5,517,118)	(8,961,410)
Other non-operating income (expenses)	(54,515)	(57,752)	22,765	(734,501)	(704,166)	3,068,080
Total other income (expense), net	(797,072)	(2,013,832)	(2,464,407)	(5,642,068)	(6,221,284)	(5,893,330)
Income tax provision					(368,034)
Net loss from continuing operations	(3,541,237)	(5,435,994)	(7,735,452)	(4,965,579)	(8,684,630)	(27,114,719)
(Loss) from discontinued operations, net of tax				(1,562,503)	(1,562,503)	(10,928,643)
Net loss	$ (3,541,237)	$ (5,435,994)	$ (7,735,452)	$ (6,528,082)	$ (10,247,133)	$ (38,043,362)
Weighted average common shares outstanding - basic	43,436	7,470	41,225	5,674	8,488	617
Weighted average common shares outstanding - diluted	43,436	7,470	41,225	5,674	8,488	617
Net loss from continuing per common share - basic					$ (1,023.16)	$ (61,659)
Net loss from continuing per common share - diluted					$ (1,023.16)	$ (61,659)
Net loss per common share - basic	$ (81.53)	$ (727.71)	$ (187.64)	$ (875.21)
Net loss per common share - diluted	$ (81.53)	$ (727.71)	$ (187.64)	$ (875.21)